American Beacon Large Cap Value Fund

Supplement dated September 16, 2019
to the
Statement of Additional Information dated February 28, 2019, as previously amended or supplemented

I.	Effective immediately, the following changes are to be made to the Statement of Additional Information:

A.	On page 55, under the heading “Portfolio Managers”, the table related to Massachusetts Financial Services Company is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Massachusetts Financial Services Company
Steven Gorham	15($71.7 bil)	8($6.8 bil)	41($22.9 bil)	None	None	None
Nevin Chitkara	16($71.7 bil)	8($6.8 bil)	41($22.9 bil)	None	None	None
Katherine Cannan*	None	None	None	None	None	None

*As of July 31, 2019

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE